                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number: ________________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Eden Capital Management Partners, L.P.
Address:  2727 Allen Parkway
          Suite 1880
          Houston, Texas  77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Adam Newar
Title:  President
Phone:  (713) 807-1760

Signature, Place and Date of Signing:

     /s/ Adam Newar                Houston, Texas                August 12, 2003
     --------------                --------------                ---------------
      [Signature]                  [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None
                                    -----------------------------------------

Form 13F Information Table Entry Total:  52
                                         ------------------------------------

Form 13F Information Table Value Total:  82,006
                                         ------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                    FORM 13F INFORMATION TABLE
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        COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7            COLUMN 8
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     NAME OF ISSUER         TITLE OF      CUSIP      VALUE    SHRS OR   SH/PUT/   INVESTMENT     OTHER     VOTING   AUTHORITY   NONE
                             CLASS                  (x$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS    SOLE     SHARED
------------------------------------------------------------------------------------------------------------------------------------
ACTEL CORP               COMMON STOCK   004934105    1,399     68,000      SH        SOLE         NONE     68,000      0         0
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AFFYMETRIX INC           COMMON STOCK   00826T108    1,774     90,000      SH        SOLE         NONE     90,000      0         0
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AIR PRODS & CHEMS INC.   COMMON STOCK   009158106    2,450     58,900      SH        SOLE         NONE     58,900      0         0
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AMERICREDIT CORP         COMMON STOCK   03060R101    1,314    153,700      SH        SOLE         NONE    153,700      0         0
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ANDREW CORP              COMMON STOCK   034425108      560     60,000      SH        SOLE         NONE     60,000      0         0
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ARENA PHARMACEUTICALS    COMMON STOCK   040047102      167     25,000      SH        SOLE         NONE     25,000      0         0
INC
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AVERY DENNISON CORP      COMMON STOCK   053611109    2,259     45,000      SH        SOLE         NONE     45,000      0         0
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AVNET INC.               COMMON STOCK   053807103    1,965    155,000      SH        SOLE         NONE    155,000      0         0
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AVX CORPORATION          COMMON STOCK   002444107      803     73,100      SH        SOLE         NONE     73,100      0         0
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BANK NEW YORK INC        COMMON STOCK   064057102    2,360     82,100      SH        SOLE         NONE     82,100      0         0
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BOWATER INC.             COMMON STOCK   102183100    3,183     85,000      SH        SOLE         NONE     85,000      0         0
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BOWNE & CO INC.          COMMON STOCK   103043105    1,897    145,600      SH        SOLE         NONE    145,600      0         0
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CADENCE DESIGN SYSTEM    COMMON STOCK   127387108    1,568    130,000      SH        SOLE         NONE    130,000      0         0
INC.
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CHARLOTTE RUSSE HLDG INC COMMON STOCK   161048103      788     75,000      SH        SOLE         NONE     75,000      0         0
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COHERENT INC             COMMON STOCK   192479103    2,087     86,000      SH        SOLE         NONE     86,000      0         0
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CONTINENTAL AIRLS INC    CLASS B        210795308    2,021    135,000      SH        SOLE         NONE    135,000      0         0
                         COMMON STOCK
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CUMMINS INC              COMMON STOCK   231021106    1,335     37,200      SH        SOLE         NONE     37,200      0         0
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CYMER INC                COMMON STOCK   232572107    1,122     35,000      SH        SOLE         NONE     35,000      0         0
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DOCUMENTUM INC           COMMON STOCK   256159104    1,802     92,000      SH        SOLE         NONE     92,000      0         0
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DOW JONES & CO INC.      COMMON STOCK   260561105    4,733    110,000      SH        SOLE         NONE    110,000      0         0
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DUPONT PHOTOMASKS INC.   COMMON STOCK   26613X101    1,115     59,300      SH        SOLE         NONE     59,300      0         0
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ENSCO INT'L INC.         COMMON STOCK   26874Q100    1,211     45,000      SH        SOLE         NONE     45,000      0         0
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GATX CORP                COMMON STOCK   361448103      687     42,000      SH        SOLE         NONE     42,000      0         0
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GRANT PRIDECO INC        COMMON STOCK   38821G101      999     85,000      SH        SOLE         NONE     85,000      0         0
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GREAT LAKES CHEM CORP    COMMON STOCK   390568103      571     28,000      SH        SOLE         NONE     28,000      0         0
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GREATER BAY BANCORP      COMMON STOCK   391648102    1,303     65,000      SH        SOLE         NONE     65,000      0         0
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ICOS CORP                COMMON STOCK   449295104    1,475     40,000      SH        SOLE         NONE     40,000      0         0
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IKON OFFICE SOLUTIONS    COMMON STOCK   451713101    1,469    165,000      SH        SOLE         NONE    165,000      0         0
INC.
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INTERNATIONAL FLAVORS &  COMMON STOCK   459506101    1,916     60,000      SH        SOLE         NONE     60,000      0         0
FRAGR
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

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LABOR READY INC          COMMON STOCK   505401208      478     66,700      SH        SOLE         NONE     66,700      0         0
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LAUDER ESTEE COS INC.    CLASS A        518439104    3,018     90,000      SH        SOLE         NONE     90,000      0         0
                         COMMON STOCK
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LSI LOGIC CORP           COMMON STOCK   502161102      637     90,000      SH        SOLE         NONE     90,000      0         0
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MEADWESTVACO CORP        COMMON STOCK   583334107    1,104     44,700      SH        SOLE         NONE     44,700      0         0
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MGIC INVT CORP. WIS.     COMMON STOCK   552848103    2,985     64,000      SH        SOLE         NONE     64,000      0         0
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MILLENNIUM               COMMON STOCK   599902103      944     60,000      SH        SOLE         NONE     60,000      0         0
PHARMACEUTICALS I
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NCO GROUP INC            COMMON STOCK   628858102      539     30,000      SH        SOLE         NONE     30,000      0         0
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NEWPORT CORP             COMMON STOCK   651824104      667     45,000      SH        SOLE         NONE     45,000      0         0
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NORTHERN TR CORP.        COMMON STOCK   665859104    1,914     46,000      SH        SOLE         NONE     46,000      0         0
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OFFICE DEPOT INC.        COMMON STOCK   676220106    1,306     90,000      SH        SOLE         NONE     90,000      0         0
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PERKINELMER INC          COMMON STOCK   714046109    1,657    120,000      SH        SOLE         NONE    120,000      0         0
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ROADWAY CORP             COMMON STOCK   769742107    2,283     80,000      SH        SOLE         NONE     80,000      0         0
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ROBERT HALF INTL INC     COMMON STOCK   770323103    2,368    125,000      SH        SOLE         NONE    125,000      0         0
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SABRE HLDGS CORP         CLASS A        785905100    3,944    160,000      SH        SOLE         NONE    160,000      0         0
                         COMMON STOCK
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SANMINA SCI CORP         COMMON STOCK   800907107    1,264    200,000      SH        SOLE         NONE    200,000      0         0
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SILICON VY BANCSHARES    COMMON STOCK   827064106    1,941     81,500      SH        SOLE         NONE     81,500      0         0
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STARWOOD HOTELS &        COMMON STOCK   85590A203      972     34,000      SH        SOLE         NONE     34,000      0         0
RESORTS WRLD
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SYMBOL TECHNOLOGIES INC  COMMON STOCK   871508107      651     50,000      SH        SOLE         NONE     50,000      0         0
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TEMPLE INLAND INC.       COMMON STOCK   879868107    1,922     44,800      SH        SOLE         NONE     44,800      0         0
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TWEETER HOME ENTMT       COMMON STOCK   901167106      688     79,300      SH        SOLE         NONE     79,300      0         0
GROUP INC
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VISHAY INTERTECHNOLOGY   COMMON STOCK   928298108    1,122     85,000      SH        SOLE         NONE     85,000      0         0
INC
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WESTWOOD ONE INC.        COMMON STOCK   961815107      940     27,700      SH        SOLE         NONE     27,700      0         0
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W.W. GRAINGER INC.       COMMON STOCK   384802104    2,329     49,800      SH        SOLE         NONE     49,800      0         0
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